UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22039
                                                     ---------

     First Trust/Gallatin Specialty Finance and Financial Opportunities Fund
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               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
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               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

                    Date of reporting period: August 31, 2007
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)

                                                                                                              MARKET
   SHARES                                           DESCRIPTION (a)                                            VALUE
------------   ----------------------------------------------------------------------------------------   --------------
COMMON STOCKS - 102.8%

               CAPITAL MARKETS - 60.1%
     535,660   Allied Capital Corp. ...................................................................   $   15,973,381
     382,326   American Capital Strategies, Ltd. ......................................................       15,786,240
     846,706   Apollo Investment Corp. ................................................................       18,492,059
     613,893   Ares Capital Corp. .....................................................................       10,080,123
     546,150   BlackRock Kelso Capital Corp. ..........................................................        7,919,175
     400,000   Gladstone Capital Corp. ................................................................        8,184,000
     100,000   Gladstone Investment Corp. .............................................................        1,235,000
       2,500   GSC Investment Corp. ...................................................................           31,000
     506,205   Hercules Technology Growth Capital, Inc. ...............................................        5,932,723
      24,618   Highland Distressed Opportunities, Inc. ................................................          307,233
     460,030   Kohlberg Capital Corp. .................................................................        7,033,859
     472,000   MCG Capital Corp. ......................................................................        6,853,440
     680,000   MVC Capital, Inc. ......................................................................       11,288,000
     432,000   Patriot Capital Funding, Inc. ..........................................................        5,862,240
     540,947   PennantPark Investment Corp. ...........................................................        7,021,492
     306,152   Prospect Energy Corp. ..................................................................        5,124,984
     463,785   Technology Investment Capital Corp. ....................................................        6,094,135
                                                                                                          ---------------
                                                                                                             133,219,084
                                                                                                          ---------------
               DIVERSIFIED FINANCIAL SERVICES - 3.4%
      85,211   Financial Federal Corp. ................................................................        2,599,787
     446,000   Medallion Financial Corp. ..............................................................        4,901,540
                                                                                                          ---------------
                                                                                                               7,501,327
                                                                                                          ---------------
               OIL, GAS & CONSUMABLE FUELS - 2.7%
     371,737   NGP Capital Resources Co. ..............................................................        5,966,379
                                                                                                          ---------------
               REAL ESTATE INVESTMENT TRUSTS (REITS) - 36.6%
     350,000   Annaly Capital Management, Inc. ........................................................        4,931,500
     300,000   Arbor Realty Trust, Inc. ...............................................................        6,006,000
     124,799   Capital Trust, Inc. - Class A ..........................................................        4,325,533
     778,154   CapitalSource, Inc. ....................................................................       13,874,486
     640,000   Gramercy Capital Corp. .................................................................       16,096,000
     400,000   iStar Financial, Inc. ..................................................................       14,640,000
     947,065   NorthStar Realty Finance Corp. .........................................................       10,048,360
     200,000   RAIT Financial Trust ...................................................................        1,770,000
     250,000   Redwood Trust, Inc. ....................................................................        9,332,500
                                                                                                          ---------------
                                                                                                              81,024,379
                                                                                                          ---------------

               TOTAL COMMON STOCKS ....................................................................      227,711,169
               (Cost $264,956,285)                                                                        ---------------

CANADIAN INCOME TRUSTS - 9.5%

         100   ARC Energy Trust .......................................................................            1,931
     364,100   Enerplus Resources Fund ................................................................       15,332,251
     200,000   Penn West Energy Trust .................................................................        5,732,000
         100   Progress Energy Trust ..................................................................            1,051
                                                                                                          ---------------
               TOTAL CANADIAN INCOME TRUSTS ...........................................................       21,067,233
               (Cost $23,467,869)                                                                         ---------------


                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

                                                                                                              MARKET
                                                    DESCRIPTION (a)                                            VALUE
               ----------------------------------------------------------------------------------------   --------------
               TOTAL INVESTMENTS - 112.3% .............................................................   $  248,778,402
               (Cost $288,424,154) (b)

               LOAN OUTSTANDING - (13.5)% .............................................................      (30,000,000)
               NET OTHER ASSETS AND LIABILITIES - 1.2% ................................................        2,724,056
                                                                                                          ---------------
               NET ASSETS - 100.0% ....................................................................   $  221,502,458
                                                                                                          ===============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Aggregate cost for federal income tax and financial reporting purposes.


Page 2          See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

     FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                           AUGUST 31, 2007 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (the "Fund") is determined daily as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of August 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $345,380 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $39,991,132.


                                                                          Page 3

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/Gallatin Specialty Finance and Financial Opportunities
             ------------------------------------------------------------------
             Fund
             ----

By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       October 23, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       October 23, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                       October 26, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.